Michael Dimitruk
October 29, 2010	T +1 415 315 6369
F +1 415 315 4865
michael.dimitruk@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Attention: Keith A. O’Connell, Esq.

Re:	Stone Harbor Emerging Markets Fixed Income Fund (Registration Nos. 333-169361 and 811-22473)

Dear Mr. O’Connell:

On behalf of Stone Harbor Emerging Markets Fixed Income Fund (the “Registrant” or the “Fund”), we are writing this letter in response to comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by mail on October 7, 2010, relating to the Registrant’s registration statement on Form N-2, which was filed with the Commission on September 14, 2010 (the “Registration Statement”). For convenience of reference, the Staff’s comments have been summarized before each response. References to page numbers in all responses are to the page numbers of the pre-effective amendment being filed concurrently with this letter. The changes to the Registrant’s Registration Statement described below will be incorporated in a pre-effective amendment to be filed pursuant to Rule 472 under the Securities Act of 1933 (the “Securities Act”).

As requested, we acknowledge the following: (i) should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. As indicated in the Commission’s June 24, 2004 release regarding the public release of comment letters and responses, you are requesting such acknowledgements from all companies whose filings are being reviewed, and this request and these acknowledgements should not be construed as suggesting that there is an inquiry or investigation or other matter involving the Registrant.

Investment Objectives and Policies, page 1

1.

Comment: The prospectus states, “The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Fixed Income Securities. ‘Emerging Markets Fixed Income Securities’ include fixed-income securities and other instruments (including derivatives) that are economically tied to emerging market countries, that are denominated in the predominant currency of the local market of an emerging market country or whose performance is linked to those countries’ markets, currencies, economies or ability to repay loans.” (Emphasis added.) Please delete “Fixed” from the name of the Fund or, in a letter to the staff, explain how such other instruments are generally deemed to be fixed income securities.

Response: The requested change has been made. “Fixed” has been removed from the name of the Fund so that the name of the Fund is now the Stone Harbor Emerging Markets Income Fund.

2.	Comment: The prospectus states, “Emerging Markets Fixed Income Securities also include derivatives and other instruments used to hedge or gain exposure to emerging securities markets (for example, futures or other derivatives whose return is based on specific emerging markets securities, indices or currencies, and credit default swaps with respect to emerging market issuers or securities).” The Division of Investment Management has recently made a number of observations about derivatives-related disclosure by investment companies in a letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute dated July 30, 2010. (http://www.sec.gov/divisions/investment/guidance/ici073010.pdf). Please review the observations set forth in that letter and revise your disclosure of use and risks of derivatives accordingly.

Response: In response to this comment, this sentence has been removed and the disclosure in “Portfolio Contents” on page 2 of the prospectus has been revised to state the following:

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Securities. Emerging Markets Securities may be denominated in non-U.S. currencies or the U.S. dollar. The Fund may use derivatives to a significant extent. Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: credit linked notes, interest rate swaps, total return swaps on indices and individual securities, foreign currency forward contracts, credit default swaps and interest rate futures contracts and options.

Corresponding changes have been made to the “Prospectus Summary—Investment Objective and Policies” and the “Investment Objective and Policies” sections on pages 1 and 22, respectively, of the prospectus.

3.

Comment: The name of the Fund includes the term “Emerging Markets.” The prospectus states, “The Investment Manager has broad discretion to identify and invest in countries that it considers to qualify as emerging market countries.” (Emphasis added.) We note that the list of emerging markets countries on pages 20-21 includes several countries (such as Hong Kong) that, generally, are not considered to be emerging markets. In determining whether a particular name is misleading, the Division will consider whether the name would lead a reasonable investor to conclude that the company invests in a manner that is inconsistent with the company’s intended investments or the risks of those investments. Please revise the disclosure accordingly, or, in a letter to the staff, please explain your broad discretion. Will such broad discretion include only countries included in an independent emerging market index or list?

Response: In response to this comment, the disclosure has been revised to read as follows:

The Fund defines “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a J.P. Morgan emerging market bond index. As of the date of this prospectus, the countries listed below meet one or both of these criteria. The Fund expects that its investments in Emerging Markets Securities will be made primarily, but not exclusively, in some or all of the emerging markets countries included in the list below. Countries may be added to or removed from this list at any time.

In connection with the above change, the list has been revised accordingly. See page 23.

4.

Comment: The prospectus states, “Under normal market conditions, the Fund intends to engage in Borrowings in an amount up to approximately 33 1/3% of its total assets (including the amount borrowed). See ‘Leverage’ below and ‘Effects of Leverage’ in this prospectus.” If true, please clarify the disclosure to indicate that, by the use of “covering,” the Fund may materially exceed such limits.

Response: In response to this comment, this paragraph in the “Prospectus Summary—Investment Objective and Policies” on page 3 has been revised to state the following:

Under normal market conditions, the Fund intends to leverage the Fund by engaging in Borrowings (as defined in “Prospectus Summary—Leverage” on page 5 of this prospectus), writing credit default swaps, and/or issuing preferred shares (“Preferred Shares”). The aggregate amount of the Fund’s Borrowings, the notional amount of written credit default swaps and the liquidation value of any Preferred Shares will generally not exceed 33 1/3% of the Fund’s Total Assets (as defined in “Prospectus Summary—Investment Manager”), measured immediately after the transaction giving rise to the leverage. See “Leverage” below and “Effects of Leverage” in this prospectus.

Because the 33 1/3% limit described in this paragraph applies whether or not the reverse repurchase agreements and written credit default swaps are “covered,” the Registrant has not added disclosure indicating that the Fund may exceed the limits through covering or segregating assets.

Corresponding changes have been made to the “Investment Objective and Policies” section of the prospectus.

5.	Comment: The prospectus states, “Under certain limited circumstances, the Fund may invest all or substantially all of its assets in warrants, structured investments or other derivatives.” Please list such other derivatives.

Response: In response to this comment, this sentence has been revised to state the following:

Under certain limited circumstances, the Fund may obtain substantially all of its investment exposure to Emerging Markets Securities through investments in derivatives. As noted above, the Fund expects that its investments in derivatives will consist primarily of credit linked notes, interest rate swaps, total return swaps on indices and individual securities, foreign currency forward contracts, credit default swaps and interest rate futures contracts and options.

See page 2. Corresponding changes have been made to the “Investment Objective and Policies” section of the prospectus on page 22.

Investment Manager, page 3

6.	Comment: The prospectus states, “For these services the Investment Manager will receive an annual fee, payable monthly, in an amount equal to [ ]% of the Fund’s average daily total assets, including the amount of any Borrowings, assets attributable to any Preferred Shares that may be outstanding, and the notional value of any credit default swaps written by the Fund. With respect to any reverse repurchase agreement or similar leveraging transactions, ‘total assets’ includes any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date.”

(a)	Comment: It has not been the industry’s practice to pay advisory fees based upon notional amounts of credit default swaps, and using such proposed approach raises investor protection-related concerns. For example, will investors understand the mechanics, consequences and novel nature of how the management fees are calculated? Also, does the Adviser have an incentive to manage the Fund differently because of the fee calculation method?

Response: The Registrant appreciates the Staff’s concerns and has made a number of changes in response to the Staff’s comments on its management fee structure.

The investment manager has agreed to limit the Fund’s use of leverage (for these purposes, meaning the value of any borrowings, assets attributable to any preferred shares that may be outstanding, and the notional value of any credit default swaps written by the Fund) to 33 1/3% of its total assets, measured immediately after the transaction giving rise to the leverage, and to cap its management fee at 1.5% of the net assets attributable to the Fund’s common shares, and the prospectus has been revised to disclose this limitation and cap. As a result of this limit and this cap, the management fee rate borne by common shareholders should not be higher than would be the case if the Fund obtained leverage solely through borrowings subject to the limitations of Section 18 of the 1940 Act. The Registrant believes that the limit and the cap should go a long way towards addressing the Staff’s apparent concern that the investment manager will manage the Fund’s leverage with the intent of increasing its fee rather than increasing shareholder returns.

As disclosed in the prospectus, the Registrant intends to use leverage in an effort to enhance shareholder returns. Stone Harbor believes that writing credit default swaps can be an effective and efficient tool for increasing the Fund’s leverage, and in some cases can be more beneficial to the Fund and its shareholders (by providing more cost efficient or flexible leverage) than using reverse repurchase agreements, credit lines, preferred shares or other forms of leverage. The Registrant respectfully submits that, while paying advisory fees based on the notional value of derivatives, including credit default swaps, may not be considered to be an industry standard, it is not without precedent. A similar fee structure was used by Lazard Global Return and Income Fund, Inc. (Registration No. 333-112768) in 2004.

The Registrant believes that the rationale underlying the common practice of charging management fees on assets obtained through traditional forms of leverage such as preferred shares and borrowings applies equally to reverse repurchase agreements and borrowings. The justification for charging management fees on assets obtained through leverage is that the investment manager is actually managing the additional money obtained through leverage by buying, selling and monitoring securities, and should be compensated accordingly. As acknowledged by the Commission in Securities Trading Practices of Registered Investment Companies, Investment Company Act Release No. 10666 (Apr. 18, 1979) (“Release 10666”), a reverse repurchase agreement is in fact a secured borrowing, and there appears to be no justification for applying the management fee any differently to assets obtained through the use of reverse repurchase agreements than to assets obtained through the use of borrowings.

The Registrant acknowledges that charging fees on the notional value of credit default swaps is less traditional but believes that the underlying rationale is similar. When the Fund writes a credit default swap it has investment exposure to the underlying security even though its total assets do not increase (except to the extent of any up front payments and premiums received). The value of the credit default swap can increase and decrease in value just like the underlying security (and in fact investors often use written credit default swaps as a proxy for investing in the underlying security) and therefore needs to be monitored like an investment in the underlying security. Put somewhat differently, a fund can borrow money and buy a security or it can write a credit default swap on that security—in either case the fund’s investment exposure is basically the same and therefore the investment manager’s compensation should also be the same.

The Registrant believes that the changes to the Registration Statement as described below, which include detailed examples of how selling a credit default swap can add leverage to the Fund and an explanation of the effect such a transaction would have on management fees, provides investors with sufficient information to understand the mechanics and, coupled with the newly added risk disclosure regarding credit default swaps (see the response to Comment 8), the consequences of the fee structure. Furthermore, as described in the responses to Comments 6(c) and 6(d), disclosure about the atypical nature of the fee structure has been added the “Prospectus Summary,” the “Summary of Fund Expenses” section, and the “Management of the Fund—Investment Manager” section, highlighting for investors the nature of the fees.

As noted above, the Registrant believes that including the notional value of credit default swaps written by the Fund in the calculation of the management fee will not cause the Investment

Manager to have a material incentive to manage the Fund differently. Because the investment manager is limiting the Fund’s use of leverage to 33 1/3% of its total assets and the management fee to 1.5% of the net assets attributable the Fund’s common shares, the investment manager will have no more of an incentive to use credit default swaps to receive a higher management fee than it would to use such senior securities or other forms of leverage. In fact, because of the leverage limitation and fee cap, the fee that the investment manager can earn by causing the Fund to use leverage is lower than the maximum fee that would be obtained if the Fund were to leverage using preferred shares to the extent permitted by Section 18 of the 1940 Act or reverse repurchase agreements to the extent permitted by Release 10666.

(b)	Comment: The Investment Manager will receive a management fee based on the “Fund’s average daily total assets, including the amount of any Borrowings .....” Please provide a cross-reference to the page number where “Borrowings” is defined. In addition, please clarify the meaning of “similar leveraging transactions.”

Response: In response to this comment, the requested cross-reference has been added and the reference to “similar leveraging transactions” has been removed. The second paragraph of the “Prospectus Summary—Investment Manager” section on page 4 has been revised to state the following:

Subject to the general supervision of the Fund’s Board of Trustees (the “Board”), the Investment Manager is responsible for making investment decisions for the Fund. For these services the Investment Manager will receive an annual fee (the “Management Fee”), payable monthly, in an amount equal to 1.00% of the Fund’s average daily total assets, including the amount of any Borrowings (as defined in “Prospectus Summary—Leverage” on page 5 of this prospectus), assets attributable to any Preferred Shares issued by the Fund that may be outstanding, and the notional value of any credit default swaps written by the Fund (collectively, “Total Assets”), provided that the Management Fee rate payable to the Investment Manager may not exceed 1.50% of the Fund’s net assets attributable to the Fund’s Common Shares (“Net Assets”). With respect to any reverse repurchase agreements, “Total Assets” includes any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date.

Corresponding changes have been made throughout the Registration Statement, where applicable.

(c)	Comment: In the “Prospectus Summary—Investment Manager” and “Summary of Fund Expenses” sections, please prominently disclose the fact that the Fund’s method of calculating the Investment Manager’s fee is different than the way closed-end investment companies typically calculate management fees. Also, please further clarify that the management fee borne by Common Stockholders will increase to the extent the Investment Manager sells credit default swap contracts or engages in reverse repurchase agreements on behalf of the Fund.

Response: In response to this comment, the following language has been added to the “Prospectus Summary—Investment Manager” section (see page 4):

The Fund’s method of calculating the Management Fee is somewhat different than the way closed-end funds typically calculate management fees. However, as noted above, Stone Harbor has agreed to limit the Fund’s use of leverage (defined for these purposes as the value of any borrowings, assets attributable to any preferred shares that may be outstanding, and the notional value of any credit default swaps written by the Fund) to 33 1/3% of its Total Assets (measured immediately after the transaction giving rise to the leverage) and cap the Management Fee at 1.50% of the Fund’s Net Assets, which is the fee it would receive if it borrowed the maximum amount permitted under Section 18 of the Investment Company Act of 1940 (the “1940 Act”). Although, like the Fund, many closed-end funds apply the management fee rate to the fund’s total assets, including assets obtained through borrowing or by entering into reverse repurchase agreements, it is not common for funds to also apply the management fee to the notional value of credit default swaps written by the fund. However, the Fund believes that its method of calculating the Management Fee is reasonable because it does not differentiate between different types of leverage, encouraging the Investment Manager to select the method or methods of leverage that it believes to be in the best interest of the Fund under the circumstances. The effective Management Fee rate borne by holders of the Common Shares (“Common Shareholders”) will increase to the extent the Investment Manager uses Borrowings, Preferred Shares and/or credit default swaps to create leverage on behalf of the Fund. However, because of the leverage limitation and fee cap noted above, the Management Fee rate borne by Common Shareholders will not be higher than would be the case if the Fund obtained leverage solely through borrowings subject to the limitations of Section 18 of the 1940 Act. See “Management of the Fund—Investment Manager” for more information about the method of calculating the Management Fee and how this method differs from the way closed-end funds typically calculate management fees.

In addition, the following language has been added to the first paragraph of the “Summary of Fund Expenses” section on page 20:

The Fund’s method of calculating the Management Fee is somewhat different than the way closed-end funds typically calculate management fees. The Management Fee rate borne by Common Shareholders will increase to the extent the Investment Manager uses Borrowings, Preferred Shares and/or credit default swaps to create leverage on behalf of the Fund, but the Investment Manager has contractually agreed to limit such Management Fee to 1.50% of the Fund’s Net Assets. See “Management of the Fund—Investment Manager” for more information about the Management Fee.

Lastly, please see the response to Comment 6(d) for a description of the changes that have been made to the “Management of the Fund—Investment Manager” section of the prospectus.

(d)	Comment: In the prospectus, please provide an example of how the management fee will be calculated in connection with credit default swap contracts and reverse repurchase agreements. For example, will the notional amount of the credit default swap contracts be adjusted for gains or losses? Will the Fund incur additional management fees if the reverse repurchase agreements are covered by a segregated account? Assuming a management fee of 1%, would management fees (as a percentage of net assets attributable to common shares) ever exceed 1.5%, and if so, is there an upper limit? Is such upper limit specified in the management agreement? If the Fund may offset repurchase and other derivatives positions (including default credit swaps) against one another, what effect will such actions have on the management fee?

Response: As described above, the investment manager has agreed to limit its management fee to 1.50% of the net assets attributable the Fund’s common shares. When calculating the management fee, the Fund would not adjust changes in the market value of the written credit default swap.

In further response to this comment, the following disclosure has been added to the “Management of the Fund—Investment Manager” section (see pages 53-54):

Subject to the general supervision of the Board, the Investment Manager is responsible for making investment decisions for the Fund and for the overall management of the Fund’s business affairs. For these services the Investment Manager will receive an annual fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily Total Assets, including the amount of any Borrowings (as defined in “Prospectus Summary—Leverage” on page 5 of this prospectus), assets attributable to any Preferred Shares that may be outstanding, and the notional value of any credit default swaps written by the Fund, provided that the Management Fee rate payable to the Investment Manager may not exceed 1.50% of the Fund’s Net Assets. With respect to any reverse repurchase agreements, “Total Assets” includes any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date.

The following are two examples of this calculation of the Management Fee, using simple illustrations, each assuming the Fund begins with assets of $1,000. First, the Fund could invest $1,000 in Emerging Markets Securities and borrow $500 from a bank under a credit agreement to invest in additional Emerging Markets Securities, for a total of $1,500 of Emerging Markets Securities. In this case, the Investment Manager’s fee would be calculated based on a Total Asset value of $1,500, because the fee is calculated on an amount that includes the amount of any Borrowings. Second, the Fund could invest $1,000 in Emerging Markets Securities and write a credit default swap on an underlying debt obligation, such as an emerging market corporate bond, with a notional value of

$500. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of the referenced debt obligation (in this case, $500) to the counterparty in the event of a default by the emerging market corporate issuer on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to the $1,000 invested directly in Emerging Markets Securities, the Fund would have investment exposure to the emerging market debt obligation in the amount of the notional value of the swap (in this example, $500). The Investment Manager believes that because the Fund would have investment exposure in the amount of $500 to the emerging market debt obligation, it must manage this exposure similar to the way it would manage an additional $500 of emerging market corporate bonds purchased using the proceeds from Borrowings or the issuance of Preferred Shares. In this case, the Investment Manager’s fee would be calculated based on a Total Asset value of $1,500, because Total Assets includes the notional value of credit default swaps written by the Fund.

The Fund’s method of calculating the Management Fee is somewhat different than the way closed-end funds typically calculate management fees. However, as noted above, Stone Harbor has agreed to limit the Fund’s use of leverage (defined for these purposes as the value of any borrowings, assets attributable to any preferred shares that may be outstanding, and the notional value of any credit default swaps written by the Fund) to 33 1/3% of its Total Assets (measured immediately after the transaction giving rise to the leverage) and cap the Management Fee at 1.50% of the Fund’s Net Assets, which is the fee it would receive if it borrowed the maximum amount permitted under Section 18 of the 1940 Act. Although, like the Fund, many closed-end funds apply the management fee rate to the fund’s total assets, including assets obtained through borrowing or by entering into reverse repurchase agreements, it is not common for funds to also apply the management fee to the notional value of credit default swaps written by the fund. However, the Fund believes that its method of calculating the Management Fee is reasonable because it does not differentiate between different types of leverage, encouraging the Investment Manager to select the method or methods of leverage that it believes to be in the best interest of the Fund under the circumstances. Although the Fund may employ Borrowings and the issuance of Preferred Shares in pursuing its investment strategy, the Fund’s leverage strategy also relies on the use of credit default swaps written by the Fund rather than relying exclusively on Borrowings and/or issuing Preferred Shares, as is the case for many other closed-end funds. The Management Fee may be lower if its fee were calculated only on net assets plus Borrowings and the issuance of Preferred Shares, because the Investment Manager would not earn fees on the notional value of credit default swaps written by the Fund. However, because of the leverage limitation and fee cap noted above, the Management Fee rate borne by Common Shareholders should not be higher than would be the case if the Fund obtained leverage through borrowing under a credit agreement to the maximum extent permitted under Section 18 of the 1940 Act.

Using the first example above where the Fund has assets of $1,000 and borrows $500 to invest in additional securities, the following table illustrates how the Management Fee would be calculated without the use of written credit default swaps. The example omits the value of any Fund expenses and changes in the value of investments.

Beginning assets of $1,000	Fund’s Management Fee based on Total Assets (includes credit default swaps)	Management fee calculated excluding notional value of written credit default swaps
Net Assets	$1,000	$1,000
Net assets plus Borrowings and Preferred Shares	$1,500	$1,500
Notional value of credit default swap	$0	$0
Assets used to calculate management fee	$1,500	$1,500
Management fee paid	$15	$15

Using the second example above where the Fund has assets of $1,000 and writes a credit default swap with a notional value of $500 to gain exposure to an emerging market corporate bond, the following table illustrates how the Management Fee could be different if the Investment Manager did not earn management fees on a written credit default swap. The example omits the value of any premiums or up front payments received with respect to the credit default swap, any other Fund expenses, and changes in the value of investments.

Beginning assets of $1,000	Fund’s Management Fee based on Total Assets (includes credit default swaps)	Management fee calculated excluding notional value of written credit default swaps
Net Assets	$1,000	$1,000
Notional value of credit default swap	$500	$500

Assets used to calculate management fee	$1,500	$1,000
Management fee paid	$15	$10

(e)	Comment: As you know, Section 15 of the 1940 Act provides that the management contract must precisely describe all compensation to be paid. The management agreement should address the issues discussed above.

Response: The Fund’s management contract will reflect any applicable changes described in the Registrant’s responses to Comment 6.

(f)	Comment: The management agreement was not submitted as an exhibit, so we assume that the Board of Directors of the Fund may be meeting soon on the Fund’s investment management fee and the basis for calculation of the fee. By this letter, we request that you, or the Board or its independent counsel, if any, provide us a written response stating the Board is aware of the extraordinary method of calculating fees, the basis for its approval of the advisory contract provision regarding the calculation of fees, and that the Board has considered all ramifications of such basis of calculation. We also request that the Adviser provide a written response describing how it concluded that the basis of calculation of management fees is consistent with its fiduciary duties under Section 36(b).

Response: The Fund’s board has not yet approved the proposed management agreement or the fee structure discussed above. When the board meets to consider the contract, the Investment Manager will share with the Board its correspondence with the Staff and the Staff’s views on the proposed management fee structure. The two responses requested by Comment no. 6(f) will be provided supplementally after the Board’s review.

(g)	Comment: Please provide to the staff a copy or draft of the management agreement. We may have further comments.

Response: The draft management agreement will be provided supplementally.

Leverage, page 4

7.

Comment: Page 4 states, “The Fund may use leverage through Borrowings, and possibly through the issuance of Preferred Shares, in an aggregate amount of up to approximately 33 1/3% of the Fund’s total assets immediately after such Borrowings and/or issuances…. The Fund may also enter into other transactions that are not subject to this 33 1/3% threshold but that may give rise to a form of leverage including, among others, credit default swap contracts and other derivative transactions, loans of portfolio securities and when-issued, delayed delivery or forward commitment transactions.” (Emphasis added.) Page 5 states, “Derivative instruments and reverse repurchase agreements used by the Fund will not constitute senior securities (and will not be subject to the Fund’s limitations on indebtedness and leverage) to the extent that the Fund segregates liquid assets at least equal in amount to its obligations under the instruments, or enters into offsetting transactions or owns positions covering its obligations.” Please revise the prospectus to clearly indicate the maximum extent the Fund may leverage and the effect such other transactions have on the management and other fees.

Response: In response to this comment, the first paragraph of the “Prospectus Summary—Leverage” section on page 5 has been revised to state the following:

The Fund may also enter into other transactions that are not subject to this 33 1/3% limit but that may give rise to a form of leverage including, among others, derivatives transactions, loans of portfolio securities and when-issued, delayed delivery or forward commitment transactions. At all times, however, the Fund’s use of these transactions will be limited by the Fund’s policies relating to asset segregation and “coverage” of these types of transactions.

Corresponding changes have been made throughout the prospectus, where applicable. In addition, with respect to the effect such other transactions will have on management fees, the leverage gained from these transactions is not included in the Fund’s Total Assets for purposes of calculating management fees. Therefore they will have no effect on management and other fees.

Risk Factors, page 6

8.	Comment: Please include credit default swaps as a separate risk factor in this section.

Response: In response to this comment, the following language has been added to the “Risk Factors” sections of the prospectus (see pages 12-13 and 43-42):

Credit Default Swaps Risk. Credit default swaps involve greater risks than investing in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller (if any), coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. As of the date of this Prospectus, credit default swaps are not currently traded on any securities exchange, however certain credit default swaps may be cleared through swaps clearing houses. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

Non-Investment Grade Securities Risk, page 14

9.	Comment: The prospectus states, “[The Fund may invest without limit in securities rated below investment grade.]” Please delete the brackets.

Response: The requested change has been made. See pages 14 and 46.

Distributions, page 17

10.	Comment: The prospectus states, “To permit the Fund to maintain more stable distributions, the Fund’s distribution rates will be based, in part, on projections as to annual cash available for distribution and, therefore, the distributions paid by the Fund for any particular quarter may be more or less than the amount of cash available to the Fund for distribution for that period.” In a letter to the staff, please explain whether the Fund will rely on, or seek, an order granting it an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit the Fund to include realized long-term capital gains as a part of its regular distributions to common shareholders more frequently than would otherwise be permitted by the 1940 Act.

Response: The Registrant expects to file an application requesting an order under section 6(c) of the 1940 Act for an exemption from section 19(b) of the 1940 Act and rule 19b-1 under the 1940 Act, permitting the Registrant to make periodic distributions of long-term capital gains with respect to its common stock as frequently as monthly and as often as specified by or in accordance with the Registrant’s preferred stock, if applicable. Accordingly, the following disclosure has been added to the “Prospectus Summary—Distributions” section (see page 18):

The Fund intends to apply for an order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit the Fund to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). There is no assurance that the SEC will grant the Fund’s request for such exemptive order. If the Fund fails to receive the requested relief and the Fund is unable to include realized capital gains in regular distributions more frequently than would otherwise be permitted by the 1940 Act, it is possible that the Fund’s distribution policy, as set forth above, will otherwise be adversely affected.

Corresponding disclosure has been added to the “Distributions” section of the prospectus on page 57.

11.	Comment: The prospectus states, “Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Common Shares.” Many investors may not fully understand a return of capital. Please clarify in the prospectus that:

•	Shareholders who periodically receive the payment of a dividend or other distribution consisting of a return of capital may be under the impression that they are receiving net profits when they are not.
•	Shareholders should not assume that the source of a distribution from the Fund is net profit.

Response: In response to this comment, this paragraph has been revised to state the following:

Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Common Shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). In general terms, a return of capital would involve a situation where a Fund distribution (or a portion thereof) represents a return of a portion of the Shareholder’s investment, rather than net income or capital gains generated from his or her investment during a particular period. Although return of capital distributions may not be taxable, such distributions would reduce the basis of a Shareholder’s Common Shares and therefore may increase a Shareholder’s tax liability for capital gains upon a sale of Common Shares. See “U.S. Federal Income Tax Matters.”

See pages 17-18. In addition, the following paragraph has been added to the “Prospectus Summary—Distributions” section:

The level dividend distribution described above would be intended to result in the payment of approximately the same amount or percentage to Common Shareholders each month. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the Common Shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Common Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit. In addition, in cases where the Fund would return capital to Common Shareholders, such distribution may impact the Fund’s ability to maintain its asset coverage requirements and to pay the dividends on any Preferred Shares that the Fund may issue, if ever. See “Distributions.”

See page 18. Corresponding disclosure has been added to the “Distributions” section of the prospectus on page 57.

12.	Comment: Please inform us whether the Fund intends to report a distribution yield. If the Fund intends to report a distribution yield at any point prior to finalizing its tax figures, the Fund should disclose the estimated portion of the distribution yield that results from return of capital. In addition, reports containing distribution yields should be accompanied by the total return and/or SEC yield.

Response: The Fund may report a distribution yield and, if it does, the requested disclosure will be provided.

Summary of Fund Expenses, page 18

13.

Comment:  This section should clearly explain the maximum fees, including management fees, based on net assets attributable to common shares, which could be charged. The prospectus states, “The following table assumes that the Fund issues approximately [    ] Common Shares, assumes Borrowings and/or the issuance of Preferred Shares in an aggregate amount equal to 33 1/3% of the Fund’s total assets, and shows Fund expenses as a percentage of net assets attributable to Common Shares.” Please disclose how and whether the calculation of the management fee (and administrative fee) includes expenses associated with the notional amount of credit default swap contracts sold or covered reverse repurchase agreements. Will management fees ever exceed the percentage stated in the fee table because of “covered” securities or credit default swaps, and if so, is there an upper limit? If so, the fee table and example should reflect the higher percentage.

Response: In response to this comment, this paragraph has been revised to state the following:

The following table assumes that the Fund issues approximately [    ] Common Shares, assumes Borrowings, the issuance of Preferred Shares and/or investment exposure through writing credit default swaps in an aggregate amount equal to 33 1/3% of the Fund’s Total Assets, and shows Fund expenses as a percentage of Net Assets. Footnote (6) below shows Annual Expenses assuming no leverage. The Fund’s method of calculating the Management Fee is somewhat different than the way closed-end funds typically calculate management fees. The Management Fee rate borne by Common Shareholders will increase to the extent the Investment Manager uses Borrowings, Preferred Shares and/or credit default swaps to create leverage on behalf of the Fund, but the Investment Manager has contractually agreed to limit such Management Fee to 1.50% of the Fund’s Net Assets. See “Management of the Fund—Investment Manager” for more information about the Management Fee.

See page 20. The fee table and example have been updated to reflect the changes described in this response and now reflect the higher management fee of 1.50% and higher administration fee of 0.225%. Please see the response to Comment no. 6, in particular the discussion of the fee cap.

14.	Comment: Footnote 3 states, “The Investment Advisory Agreement between the Fund and the Investment Manager obligates the Fund to pay the Investment Manager an annual investment advisory fee equal to [ ]% of the average daily total assets of the Fund including the amount of any Borrowings and assets attributable to any Preferred Shares that may be outstanding.” (Emphasis added.) Please further clarify the meaning of total assets including reverse repurchase agreements and the notional value of credit default swaps.

Response: In response to this comment, Footnote 3 on page 20 has been revised to state the following:

The Management Contract between the Fund and the Investment Manager obligates the Fund to pay the Investment Manager an annual investment advisory fee equal to 1.00% of the average daily Total Assets. As noted above, “Total Assets” includes the amount of any Borrowings, assets attributable to any Preferred Shares that may be outstanding, and the notional value of any credit default swaps written by the Fund. With respect to any reverse repurchase agreements, “Total Assets” includes any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date. Because the costs of using leverage are borne by the Common Shareholders, the Management Fee as a percentage of Net Assets may exceed 1.00%. Stone Harbor has contractually agreed, however, to waive fees or pay all expenses so as to limit its management fee to 1.50% of the Fund’s Net Assets.

15.

Comment:  Footnote 5 states, “Assumes the Fund (i) utilizes leverage through Borrowings and/or the issuance of Preferred Shares in an aggregate amount of 33 1/3% of the Fund’s total assets and (ii) the annual interest rate or dividend rate on the amount borrowed is [    ]%.” In a letter to the staff, please explain whether and where expenses associated with reverse repurchase agreements are included in the fee table.

Response: The expense the Fund incurs from reverse repurchase agreements will be included in the Interest Payments on Borrowed Funds section of the fee table. In response to this comment, Footnote 5 on page 20 has been revised to state the following:

Assumes the Fund (i) utilizes leverage through Borrowings and/or the issuance of Preferred Shares in an aggregate amount of 33 1/3% of the Fund’s total assets less liabilities (other than such indebtedness) and (ii) the annual interest rate or dividend rate on the amount obtained through the use of leverage is [      ]%.

The Registrant believes that there are no costs associated with writing credit default swaps that should be disclosed in the fee table.

16.	Comment: Footnote 7 states that the Administrator pays all expenses except for certain exclusions. If applicable, please also exclude acquired fund fees and expenses.

Response: Based on the terms of the Fund’s agreement with its administrator, the relevant disclosure in Footnote 7 and any related disclosure have been removed from the Registration Statement. See “Prospectus Summary—The Offering” on page 1 of the prospectus, for example.

17.	Comment: Item 3 of Form N-2 generally requires a fund that invests in other funds (acquired funds) to disclose the fees and expenses associated with those investments. Please revise the table as appropriate. Also, if applicable, please confirm that the fee table includes payments on securities sold short. (Page 30 states, “[The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 25% of the value of its total assets.]”)

Response: The Fund respectfully submits that it does not expect to have any material investment in other funds and therefore has determined that an “Acquired Fund Fees and Expenses” line item in the expense table is inapplicable. In addition, the Fund does not currently expect to make payments on securities sold short, so such payments are not reflected in the expense table.

18.	Comment: The footnote to the example states, “The example assumes that the estimated ‘Other Expenses’ set forth in the Annual Expenses table are accurate, that the rates listed under ‘Annual Expenses’ remain the same each year, except to reduce annual expenses to reflect the scheduled maturity of outstanding debt of the completion of organization expense amortization, and that all dividends and distributions are reinvested at NAV.” (Emphasis added.) However, footnote 7 states that organizational costs are to be paid by the Administrator and Stone Harbor. Please revise the disclosure or please explain the apparent inconsistent statements.

Response: Please see the response to Comment no. 16 above.

Credit Default Swaps, page 26

19.	Comment: In a letter to the staff, please confirm that the Fund will cover the entire notional amount of any credit default swaps that the Fund sells. In addition, please inform the staff the range of compensation the Fund expects to receive from writing a credit default swap.

Response: The Registrant confirms that it will cover the entire notional amount of any credit default swaps it writes. In addition, the Fund expects to generally receive between 0.60% and 1.10% of the notional value of any credit default swaps written by the Fund in compensation from writing such credit default swaps, although this range will vary over time based on market conditions.

Dollar Roll Transactions, page 28

20.	Comment: The prospectus states, “During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund.” (Emphasis added.) Since the Fund will not be entitled to interest on the securities sold, but will pay management fees based on such assets, please explain if and how the Fund seeks to earn profits on that portion of the Fund’s assets.

Response: The Registrant has determined that the Fund will not utilize dollar roll transactions as a principal strategy and has therefore removed related disclosure from the Registration Statement where appropriate.

21.	Comment: The prospectus states, “If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls.” (Emphasis added.) If true, please also discuss the additional expenses, including management fees and administrative fees.

Response: Please see the response to Comment no. 20 above.

Administrator, page 53

22.	Comment: In this section, please clarify the meaning of total assets.

Response: In response to this comment, the following disclosure has been added above the administrator fee table in the “Administrator” section (see page 55):

For these services the Administrator will receive an annual fee, payable monthly (the “Administration Fee”), in an amount equal to 0.15% of the Fund’s average daily Total Assets, including the amount of any Borrowings (as defined in “Prospectus Summary—Leverage” on page 5 of this prospectus), assets attributable to any Preferred Shares that may be outstanding, and the notional value of any credit default swaps written by the Fund, provided that the Administration Fee rate payable to the Administrator may not exceed 0.225% of the Fund’s Net Assets. With respect to any reverse repurchase agreements, “Total Assets” includes any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date.

Statement of Additional Information

Mortgage Pass-Through Securities, page 2

23.	Comment: Page 3 states, “In the case of privately issued mortgage-related securities, the Fund take the position that mortgage-related securities do not represent interests in any particular ‘industry’ or group of industries.” Please revise this sentence to disclose that such mortgage-related securities do represent interests in a particular “industry” or “group of industries.” In addition, please disclose the specific industry or group of industries they represent.

Response: The Registrant has determined that the Fund will not utilize mortgage pass-through securities as a principal strategy and has removed related disclosure in the Registration Statement where appropriate.

Remuneration of Trustees, page 33

24.	Comment: Please provide the information required by Item 18.13 in chart format. For example, total compensation from the Fund complex is missing.

Response: The requested change has been made. See page 32.

Potential Conflicts of Interest, page 36

25.	Comment: In this section, if applicable, please also discuss the conflict of interest in connection with management fees and the decision to leverage.

Response: In response to this comment, the following language has been added to the “Portfolio Managers—Portfolio Manager Compensation—Potential Conflicts of Interest” section (see pages 33-34):

Use of Leverage.  During periods in which the Fund is using leverage, the fees paid to the Investment Manager, which may directly or indirectly affect the portfolio manager’s compensation, for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s Total Assets, including proceeds from Borrowings, the issuance of Preferred Shares, and/or the notional value of any credit default swaps written by the Fund, which may create an incentive for the portfolio manager to leverage the Fund.

General

26.	Comment: Please advise the staff whether the Financial Industry Regulatory Authority has reviewed and approved the terms of the underwriting agreement.

Response: As of the date of this letter, the Financial Industry Regulatory Authority has not reviewed or approved the terms of the underwriting agreement.

27.	Comment: If you intend to omit certain information from the form of prospectus included with the registration statement that is declared effective, in reliance on Rule 430A under the Securities Act, please identify the omitted information to us, preferably before filing the final pre-effective amendment.

Response: The Registrant has duly noted the comment.

28.	Comment: We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

Response: The Registrant has duly noted the comment.

29.	Comment: Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statement.

Response: Please see the response to Comment no. 10 above. The Registrant does not currently intend to submit any other exemptive application or no-action request in connection with the Registration Statement.

30.	Comment: Where no change will be made in the filing in response to a comment, please indicate this fact in a supplemental letter and briefly state the basis for your position. Please note that comments we give in one section apply to other sections in the filing that contain the same or similar disclosure.

Response: Each response above notes whether the Registrant declined to make a change in response to the Commission’s comment. In addition, corresponding changes have been made throughout the Registration Statement to address each of the Commission’s comments, where applicable.

31.	Comment: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the Fund and its management are in possession of all facts relating to the Fund’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response: The Registrant and its management have been made aware of this comment.

*            *             *

We believe that this submission fully responds to the Staff’s comments. If you have any further questions or comments please do not hesitate to call me at (415) 315-6369.

Best regards,

/s/ Michael Dimitruk

Michael Dimitruk

Cc: Adam	J. Shapiro, Esq.
Michael	G. Doherty, Esq.